Expense Example, No Redemption - Putnam Multi-Asset Income Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	965
Expense Example, No Redemption, 10 Years	$ 1,923